GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 109,371	Alpha US Bidco Inc(b) 4.45%, 01/31/2024 3-mo. LIBOR + 3.00%	$ 99,528
469,526	Ascend Learning LLC(b) 4.00%, 07/12/2024 1-mo. LIBOR + 3.00%	415,531
400,000	Asurion LLC(b) 7.74%, 08/04/2025 3-mo. LIBOR + 6.00%	368,000
1,288,563	Brand Energy & Infrastructure Services Inc(b) 6.12%, 06/21/2024 1-mo. LIBOR + 4.25%	1,030,850
148,852	BWay Holding Company(b) 5.08%, 04/03/2024 1-mo. LIBOR + 3.25%	120,942
210,000	California Resources Corp(b) 6.36%, 12/31/2022 2-mo. LIBOR + 4.75%	56,700
597,000	CEC Entertainment Inc(b) 7.57%, 08/17/2026 6-mo. LIBOR + 6.50%	316,410
432,825	Clear Channel Outdoor Holdings Inc(b) 4.49%, 08/21/2026 1-mo. LIBOR + 3.50%	386,296
866,935	CPG International LLC(b) 5.93%, 05/06/2024 3-mo. LIBOR + 3.75%	715,222
168,140	Diamond BC BV(b) 4.78%, 09/06/2024 1-mo. LIBOR + 3.00%	126,105
200,000	Dun & Bradstreet Corp(b) 4.96%, 02/06/2026 1-mo. LIBOR + 4.00%	181,000
1,298,563	Financial & Risk US Holdings Inc(b) 4.24%, 10/01/2025 1-mo. LIBOR + 3.25%	1,242,292
267,955	Garda World Security Corp(b) 6.39%, 10/23/2026 2-mo. LIBOR + 4.75%	251,878
197,303	Gates Global LLC(b) 4.87%, 04/01/2024 3-mo. LIBOR + 3.00%	174,613
486,733	GFL Environmental Inc(b) 3.99%, 05/30/2025 1-mo. LIBOR + 3.00%	470,306
220,000	Hub International Ltd(b) 4.95%, 04/25/2025 1-mo. LIBOR + 4.00%	204,875
164,588	iHeartCommunications Inc(b) 3.99%, 05/01/2026 1-mo. LIBOR + 3.00%	138,830
	Jo-Ann Stores LLC(b)
297,644	6.00%,10/20/2023 6-mo. LIBOR + 5.00%	112,361
507,387	10.25%,05/21/2024 6-mo. LIBOR + 9.25%	63,423
391,212	Lower Cadence Holdings LLC(b) 4.99%, 05/22/2026 1-mo. LIBOR + 4.00%	237,335
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$1,204,858	Navistar Inc(b) 4.28%, 11/06/2024 1-mo. LIBOR + 3.50%	$ 1,036,178
734,618	Ortho-Clinical Diagnostics Inc(b) 4.77%, 06/30/2025 1-mo. LIBOR + 3.25%	617,814
604,524	PetSmart Inc(b) 5.00%, 03/11/2022 6-mo. LIBOR + 4.00%	574,298
218,886	Ply Gem Midco Inc(b) 4.56%, 04/12/2025 1-mo. LIBOR + 3.75%	188,242
126,462	Rackspace Hosting Inc(b) 4.76%, 11/03/2023 2-mo. LIBOR + 3.00%	111,602
	Robertshaw US Holding Corp(b)
366,477	4.25%,02/28/2025 1-mo. LIBOR + 3.25%	219,886
390,000	9.00%,02/28/2026 1-mo. LIBOR + 8.00%	214,500
	Solenis International LP(b)
255,000	4.99%,06/26/2025 1-mo. LIBOR + 4.00%	200,175
219,443	5.61%,06/26/2025 2-mo. LIBOR + 4.00%	172,263
385,319	Talbots Inc(b) 8.45%, 11/28/2022 3-mo. LIBOR + 7.00%	288,989
314,213	Terrier Media Buyer Inc(b) 5.70%, 12/17/2026 3-mo. LIBOR + 8.50%	267,866
612,381	Titan Acquisition Ltd(b) 4.45%, 03/28/2025 3-mo. LIBOR + 3.00%	511,338
575,000	Vertiv Group Corp(b) 4.58%, 03/02/2027 1-mo. LIBOR + 3.00%	514,625
592,931	WideOpenWest Finance LLC(b) 4.25%, 08/18/2023 1-mo. LIBOR + 3.25%	532,156
205,000	Zayo Group Holdings Inc(b) 3.99%, 03/09/2027 1-mo. LIBOR + 3.00%	189,625
TOTAL BANK LOANS — 5.45% (Cost $15,325,946)		$12,352,054
CORPORATE BONDS AND NOTES
Basic Materials — 5.96%
	Allegheny Technologies Inc
530,000	7.88%, 08/15/2023	511,296
35,000	5.88%, 12/01/2027	29,138
485,000	Axalta Coating Systems LLC(c) 4.88%, 08/15/2024	465,600
895,000	Big River Steel LLC / BRS Finance Corp(c) 7.25%, 09/01/2025	814,450
585,000	CF Industries Inc 4.95%, 06/01/2043	555,574

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Chemours Co(d)
$ 180,000	7.00%, 05/15/2025	$ 149,850
190,000	5.38%, 05/15/2027	145,322
	Compass Minerals International Inc(c)
235,000	4.88%, 07/15/2024	220,900
565,000	6.75%, 12/01/2027	510,054
	Constellium SE(c)
500,000	5.75%, 05/15/2024	446,300
305,000	6.63%, 03/01/2025	274,500
530,000	First Quantum Minerals Ltd(c) 6.88%, 03/01/2026	425,325
155,000	Freeport-McMoRan Inc 5.45%, 03/15/2043	138,725
865,000	GCP Applied Technologies Inc(c) 5.50%, 04/15/2026	804,450
515,000	Hudbay Minerals Inc(c) 7.63%, 01/15/2025	448,050
630,000	Ingevity Corp(c) 4.50%, 02/01/2026	589,050
255,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(c) 7.00%, 04/15/2025	225,675
	Mercer International Inc
164,000	6.50%, 02/01/2024	139,400
85,000	7.38%, 01/15/2025	70,763
280,000	5.50%, 01/15/2026(d)	212,758
220,000	New Gold Inc(c) 6.25%, 11/15/2022	213,675
	Novelis Corp(c)
945,000	5.88%, 09/30/2026	927,390
255,000	4.75%, 01/30/2030	226,950
200,000	OCI NV(c) 5.25%, 11/01/2024	172,000
585,000	PQ Corp(c) 5.75%, 12/15/2025	526,500
770,000	Smurfit Kappa Treasury Funding Designated Activity Co 7.50%, 11/20/2025	920,150
	Starfruit Finco BV / Starfruit US Holdco LLC(c)
100,000	EUR, 6.50%, 10/01/2026	87,129
760,000	8.00%, 10/01/2026(d)	721,354
295,000	Steel Dynamics Inc 5.50%, 10/01/2024	286,386
	Syngenta Finance NV(c)
580,000	4.89%, 04/24/2025	568,782
580,000	5.18%, 04/24/2028	495,309
325,000	Tronox Finance PLC(c) 5.75%, 10/01/2025	290,062
130,000	Tronox Inc(c) 6.50%, 04/15/2026	117,000
240,000	Valvoline Inc(c) 4.25%, 02/15/2030	223,200
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 560,000	WR Grace & Co(c) 5.63%, 10/01/2024	$ 551,432
		13,504,499
Communications — 14.81%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	221,250
	Altice France SA(c)
1,215,000	7.38%, 05/01/2026	1,227,150
480,000	10.50%, 05/15/2027	506,400
200,000	5.50%, 01/15/2028	187,260
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
395,000	5.75%, 02/15/2026	399,108
790,000	5.50%, 05/01/2026	799,954
455,000	5.00%, 02/01/2028	456,825
2,915,000	5.38%, 06/01/2029	2,995,454
185,000	4.50%, 08/15/2030	181,300
265,000	4.50%, 05/01/2032	258,428
625,000	Clear Channel Worldwide Holdings Inc(c) 5.13%, 08/15/2027	585,250
	CommScope Inc(c)
125,000	5.50%, 03/01/2024	126,500
195,000	6.00%, 03/01/2026	194,708
310,000	CommScope Technologies LLC(c) 6.00%, 06/15/2025	283,712
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	391,400
1,090,000	5.25%, 06/01/2024(d)	1,092,714
420,000	7.75%, 07/15/2025(c)	436,800
400,000	10.88%, 10/15/2025(c)	431,000
320,000	5.75%, 01/15/2030(c)	322,707
	Diamond Sports Group LLC / Diamond Sports Finance Co(c)
545,000	5.38%, 08/15/2026	442,823
790,000	6.63%, 08/15/2027(d)	528,312
1,195,000	DISH DBS Corp 5.88%, 11/15/2024	1,163,727
	Entercom Media Corp(c)
515,000	7.25%, 11/01/2024(d)	430,025
495,000	6.50%, 05/01/2027	429,412
75,000	Front Range BidCo Inc(c) 4.00%, 03/01/2027	71,766
400,000	Frontier Communications Corp(c) 8.50%, 04/01/2026	365,560
215,000	Go Daddy Operating Co LLC / GD Finance Co Inc(c) 5.25%, 12/01/2027	216,978
760,000	Gray Television Inc(c) 7.00%, 05/15/2027	756,200
	iHeartCommunications Inc
239,691	6.38%, 05/01/2026	226,809
482,252	8.38%, 05/01/2027	410,589
	Level 3 Financing Inc
595,000	5.63%, 02/01/2023	586,854

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 930,000	5.25%, 03/15/2026	$ 929,419
395,000	4.63%, 09/15/2027(c)	392,591
975,000	Match Group Inc(c) 5.00%, 12/15/2027	931,125
765,000	Meredith Corp 6.88%, 02/01/2026	657,900
	Netflix Inc
45,000	5.88%, 02/15/2025	47,520
385,000	4.88%, 04/15/2028	392,700
795,000	5.88%, 11/15/2028	850,650
230,000	6.38%, 05/15/2029	250,700
195,000	5.38%, 11/15/2029(c)	203,775
110,000	4.88%, 06/15/2030(c)	111,667
	Nexstar Broadcasting Inc(c)
865,000	5.63%, 08/01/2024	814,173
625,000	5.63%, 07/15/2027	610,937
110,000	Outfront Media Capital LLC / Outfront Media Capital Corp(c) 4.63%, 03/15/2030	97,900
915,000	Plantronics Inc(c) 5.50%, 05/31/2023	665,662
140,000	Quebecor Media Inc 5.75%, 01/15/2023	142,085
370,000	Sinclair Television Group Inc(c) 5.50%, 03/01/2030	306,175
	Sirius XM Radio Inc(c)
800,000	5.00%, 08/01/2027	811,920
165,000	5.50%, 07/01/2029	168,300
855,000	Sprint Capital Corp 6.88%, 11/15/2028	976,581
	Sprint Corp
620,000	7.25%, 09/15/2021	639,034
1,420,000	7.88%, 09/15/2023	1,565,380
410,000	7.63%, 03/01/2026	464,038
445,000	7.25%, 02/01/2028(c)	447,225
	T-Mobile USA Inc
260,000	6.00%, 03/01/2023	261,433
825,000	6.38%, 03/01/2025	843,562
80,000	5.38%, 04/15/2027	82,400
220,000	4.50%, 02/01/2026	223,850
590,000	4.75%, 02/01/2028	609,175
130,000	Townsquare Media Inc(c)(d) 6.50%, 04/01/2023	124,800
570,000	Univision Communications Inc(c) 5.13%, 02/15/2025	485,925
505,000	Videotron Ltd 5.00%, 07/15/2022	501,234
570,000	Virgin Media Finance PLC(c) 5.75%, 01/15/2025	552,900
540,000	Ziggo Bond Co BV(c) 6.00%, 01/15/2027	523,800
150,000	Ziggo BV(c) 5.50%, 01/15/2027	150,000
		33,563,511
Principal Amount(a)		Fair Value
Consumer, Cyclical — 10.47%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
$1,000,000	5.00%, 10/15/2025	$ 954,990
330,000	3.88%, 01/15/2028	313,500
260,000	4.38%, 01/15/2028	240,214
720,000	Allison Transmission Inc(c) 4.75%, 10/01/2027	662,400
285,000	AMC Entertainment Holdings Inc(d) 5.75%, 06/15/2025	119,700
185,000	American Builders & Contractors Supply Co Inc(c) 4.00%, 01/15/2028	168,350
	Beacon Roofing Supply Inc(c)
350,000	4.88%, 11/01/2025	315,875
265,000	4.50%, 11/15/2026(d)	244,542
	Boyd Gaming Corp
195,000	6.38%, 04/01/2026	168,675
245,000	6.00%, 08/15/2026	210,700
185,000	4.75%, 12/01/2027(c)	152,625
	Brookfield Residential Properties Inc / Brookfield Residential US Corp(c)
170,000	6.25%, 09/15/2027	147,458
110,000	4.88%, 02/15/2030	83,567
825,000	Caesars Resort Collection LLC / CRC Finco Inc(c) 5.25%, 10/15/2025	595,815
	Cinemark USA Inc
365,000	5.13%, 12/15/2022	288,350
215,000	4.88%, 06/01/2023	160,713
460,000	eG Global Finance PLC(c) 6.75%, 02/07/2025	377,200
	Eldorado Resorts Inc
270,000	7.00%, 08/01/2023	242,328
90,000	6.00%, 09/15/2026	81,225
360,000	Hanesbrands Inc(c) 4.63%, 05/15/2024	356,400
420,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	399,000
75,000	Installed Building Products Inc(c) 5.75%, 02/01/2028	71,438
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(c)
315,000	5.00%, 06/01/2024	308,700
510,000	5.25%, 06/01/2026	509,286
230,000	4.75%, 06/01/2027	216,200
	L Brands Inc
420,000	7.50%, 06/15/2029	331,338
195,000	6.75%, 07/01/2036	140,400
350,000	Lennar Corp 5.88%, 11/15/2024	354,025
	Lions Gate Capital Holdings LLC(c)
565,000	6.38%, 02/01/2024	497,200
470,000	5.88%, 11/01/2024	400,351

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Live Nation Entertainment Inc(c)
$ 225,000	4.88%, 11/01/2024	$ 204,831
350,000	5.63%, 03/15/2026	311,500
	Mattamy Group Corp(c)
555,000	5.25%, 12/15/2027	516,150
445,000	4.63%, 03/01/2030	382,700
545,000	Mattel Inc(c) 5.88%, 12/15/2027	555,900
1,090,000	Navistar International Corp(c) 6.63%, 11/01/2025	907,425
840,000	Newell Brands Inc 4.45%, 04/01/2026	821,555
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(c)
195,000	6.25%, 05/15/2026	184,275
425,000	8.50%, 05/15/2027	370,770
455,000	Penn National Gaming Inc(c) 5.63%, 01/15/2027	337,551
	Penske Automotive Group Inc
430,000	5.75%, 10/01/2022	397,750
440,000	5.38%, 12/01/2024	362,432
425,000	5.50%, 05/15/2026	387,166
	PulteGroup Inc
240,000	5.50%, 03/01/2026	236,656
775,000	7.88%, 06/15/2032	852,500
310,000	Resideo Funding Inc(c) 6.13%, 11/01/2026	270,475
620,000	Scientific Games International Inc(c) 8.25%, 03/15/2026	396,868
650,000	Scotts Miracle-Gro Co 4.50%, 10/15/2029	619,125
700,000	Six Flags Entertainment Corp(c) 5.50%, 04/15/2027	589,750
	Staples Inc(c)
1,170,000	7.50%, 04/15/2026	1,023,757
615,000	10.75%, 04/15/2027	471,889
365,000	Station Casinos LLC(c) 4.50%, 02/15/2028	295,650
460,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	377,062
215,000	Taylor Morrison Communities Inc(c) 5.75%, 01/15/2028	191,977
490,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	455,200
650,000	Univar Solutions USA Inc(c) 5.13%, 12/01/2027	591,500
	WMG Acquisition Corp(c)
485,000	5.00%, 08/01/2023	481,362
160,000	5.50%, 04/15/2026	156,400
365,000	Wolverine World Wide Inc(c) 5.00%, 09/01/2026	348,210
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 445,000	Wyndham Hotels & Resorts Inc(c) 5.38%, 04/15/2026	$ 387,150
495,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(c) 5.25%, 05/15/2027	447,975
480,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c) 5.13%, 10/01/2029	436,800
	Yum! Brands Inc(c)
75,000	7.75%, 04/01/2025	78,750
185,000	4.75%, 01/15/2030	172,309
		23,733,935
Consumer, Non-Cyclical — 12.21%
145,000	Air Medical Group Holdings Inc(c) 6.38%, 05/15/2023	128,688
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
55,000	6.63%, 06/15/2024	55,825
390,000	7.50%, 03/15/2026(c)	420,342
765,000	4.63%, 01/15/2027(c)	761,175
110,000	4.88%, 02/15/2030(c)	108,900
275,000	Ashtead Capital Inc(c) 4.25%, 11/01/2029	232,940
590,000	Bausch Health Americas Inc(c) 8.50%, 01/31/2027	616,550
	Bausch Health Cos Inc
215,000	EUR, 4.50%, 05/15/2023	226,908
730,000	7.00%, 03/15/2024(c)(d)	748,250
740,000	6.13%, 04/15/2025(c)	728,900
320,000	5.50%, 11/01/2025(c)	323,296
200,000	7.00%, 01/15/2028(c)	207,400
145,000	5.00%, 01/30/2028(c)	137,272
835,000	7.25%, 05/30/2029(c)	866,563
145,000	5.25%, 01/30/2030(c)	135,575
630,000	Carriage Services Inc(c) 6.63%, 06/01/2026	618,975
	Centene Corp
240,000	4.75%, 05/15/2022	241,200
305,000	5.25%, 04/01/2025(c)	309,575
240,000	5.38%, 06/01/2026(c)	247,226
190,000	5.38%, 08/15/2026(c)	193,800
815,000	4.63%, 12/15/2029(c)	819,075
	CHS / Community Health Systems Inc
955,000	6.25%, 03/31/2023	906,653
500,000	6.63%, 02/15/2025(c)	462,500
210,000	8.00%, 03/15/2026(c)	199,500
420,000	Elanco Animal Health Inc 5.65%, 08/28/2028	443,227
505,000	Gartner Inc(c) 5.13%, 04/01/2025	493,637
	HCA Inc
675,000	5.25%, 06/15/2026	708,056
855,000	5.38%, 09/01/2026	880,650

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 630,000	5.63%, 09/01/2028	$ 659,421
185,000	3.50%, 09/01/2030	167,958
240,000	Hologic Inc(c) 4.38%, 10/15/2025	237,670
	IHS Markit Ltd
590,000	4.75%, 02/15/2025(c)	620,119
40,000	4.00%, 03/01/2026(c)	39,744
330,000	4.75%, 08/01/2028	345,365
	Kraft Heinz Foods Co
1,345,000	3.00%, 06/01/2026	1,307,007
180,000	3.75%, 04/01/2030(c)	171,675
510,000	5.00%, 07/15/2035	508,570
	Lamb Weston Holdings Inc(c)
50,000	4.63%, 11/01/2024	49,250
835,000	4.88%, 11/01/2026	849,512
195,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(c)(d) 10.00%, 04/15/2025	140,400
	Molina Healthcare Inc
430,000	5.38%, 11/15/2022	425,700
125,000	4.88%, 06/15/2025(c)(d)	121,875
675,000	Nielsen Co Luxembourg SARL(c)(d) 5.00%, 02/01/2025	626,062
745,000	Nielsen Finance LLC / Nielsen Finance Co(c) 5.00%, 04/15/2022	686,756
75,000	Prestige Brands Inc(c) 5.13%, 01/15/2028	74,273
365,000	Prime Security Services Borrower LLC / Prime Finance Inc(c) 6.25%, 01/15/2028	314,813
295,000	Refinitiv US Holdings Inc(c) 6.25%, 05/15/2026	304,588
	Service Corp International
910,000	5.38%, 05/15/2024	925,925
290,000	7.50%, 04/01/2027	313,200
175,000	4.63%, 12/15/2027	175,000
600,000	5.13%, 06/01/2029	612,000
	Spectrum Brands Inc
400,000	6.13%, 12/15/2024	382,000
185,000	5.00%, 10/01/2029(c)	157,250
	Tenet Healthcare Corp
275,000	4.63%, 07/15/2024	261,938
1,675,000	4.88%, 01/01/2026(c)	1,595,437
475,000	6.25%, 02/01/2027(c)	463,125
755,000	5.13%, 11/01/2027(c)	721,025
	Teva Pharmaceutical Finance Netherlands III BV
445,000	6.00%, 04/15/2024(d)	437,208
430,000	7.13%, 01/31/2025(c)	425,433
685,000	6.75%, 03/01/2028(d)	664,450
735,000	TMS International Holding Corp(c) 7.25%, 08/15/2025	661,500
		27,668,907
Principal Amount(a)		Fair Value
Energy — 4.78%
	Aker BP ASA(c)
$ 605,000	5.88%, 03/31/2025	$ 535,420
390,000	3.75%, 01/15/2030	291,907
	Antero Resources Corp(d)
705,000	5.38%, 11/01/2021	512,887
230,000	5.13%, 12/01/2022	119,600
400,000	Apergy Corp 6.38%, 05/01/2026	308,000
393,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(c) 10.00%, 04/01/2022	210,255
240,000	Baytex Energy Corp(c) 5.63%, 06/01/2024	88,800
	Buckeye Partners LP
155,000	3.95%, 12/01/2026	127,053
150,000	4.50%, 03/01/2028(c)	123,000
175,000	5.85%, 11/15/2043	117,198
187,000	California Resources Corp(c) 8.00%, 12/15/2022	2,805
355,000	Cenovus Energy Inc 6.75%, 11/15/2039	172,034
	Cheniere Corpus Christi Holdings LLC
507,000	5.88%, 03/31/2025	461,203
385,000	5.13%, 06/30/2027	344,623
	Comstock Resources Inc
495,000	7.50%, 05/15/2025(c)	346,500
190,000	9.75%, 08/15/2026	134,900
430,000	DCP Midstream Operating LP(c) 6.75%, 09/15/2037	232,200
	Denbury Resources Inc(c)
661,000	9.00%, 05/15/2021	193,342
25,000	9.25%, 03/31/2022	6,000
520,000	Diamondback Energy Inc 5.38%, 05/31/2025	383,459
745,000	Endeavor Energy Resources LP / EER Finance Inc(c) 5.75%, 01/30/2028	506,600
1,065,000	Energy Transfer Operating LP(b)(e) 6.63%, Perpetual 3-mo. LIBOR + 4.15%	527,175
	Hess Midstream Operations LP(c)
960,000	5.63%, 02/15/2026	677,822
345,000	5.13%, 06/15/2028	242,466
185,000	Holly Energy Partners LP / Holly Energy Finance Corp(c) 5.00%, 02/01/2028	154,937
280,000	Indigo Natural Resources LLC(c) 6.88%, 02/15/2026	184,800
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	114,827
	MEG Energy Corp(c)
584,000	6.50%, 01/15/2025	369,380
275,000	7.13%, 02/01/2027	136,812

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Nabors Industries Ltd
$ 715,000	5.75%, 02/01/2025	$ 157,300
185,000	7.25%, 01/15/2026(c)	62,900
185,000	7.50%, 01/15/2028(c)	59,200
125,000	Newfield Exploration Co(d) 5.75%, 01/30/2022	85,111
220,000	Nine Energy Service Inc(c) 8.75%, 11/01/2023	55,022
	Noble Holding International Ltd
210,000	7.75%, 01/15/2024	18,900
210,000	7.88%, 02/01/2026(c)	50,400
	Oasis Petroleum Inc(d)
188,000	6.88%, 03/15/2022	37,130
315,000	6.25%, 05/01/2026(c)	50,400
620,000	Precision Drilling Corp(c) 7.13%, 01/15/2026	204,600
	Seventy Seven Energy Inc(f)(g)(h)
345,000	6.50%, 07/15/2022	35
225,000	6.63%, 11/15/2025	23
	SM Energy Co
330,000	5.00%, 01/15/2024	97,350
315,000	6.75%, 09/15/2026	94,500
155,000	6.63%, 01/15/2027(d)	45,115
620,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(c) 5.50%, 01/15/2028	322,400
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
220,000	6.50%, 07/15/2027	187,550
240,000	5.00%, 01/15/2028	193,456
140,000	6.88%, 01/15/2029	112,700
110,000	5.50%, 03/01/2030(c)	85,525
170,000	Transocean Inc 7.50%, 04/15/2031	43,325
204,575	Transocean Pontus Ltd(c)(d) 6.13%, 08/01/2025	165,706
295,000	Transocean Poseidon Ltd(c) 6.88%, 02/01/2027	238,950
	Valaris PLC
85,000	8.00%, 01/31/2024	7,650
190,000	7.75%, 02/01/2026(d)	17,575
165,000	Viper Energy Partners LP(c) 5.38%, 11/01/2027	138,600
	WPX Energy Inc
355,000	8.25%, 08/01/2023	260,925
170,000	5.75%, 06/01/2026	96,900
420,000	5.25%, 10/15/2027	231,000
145,000	4.50%, 01/15/2030	78,735
		10,824,988
Financial — 8.42%
345,000	AG Issuer LLC(c) 6.25%, 03/01/2028	289,800
1,905,000	Ally Financial Inc 8.00%, 11/01/2031	2,189,797
Principal Amount(a)		Fair Value
Financial — (continued)
$ 570,000	American International Group Inc(b) 8.18%, 05/15/2058 3-mo. LIBOR + 4.19%	$ 666,900
	Bank of America Corp(b)(e)
225,000	6.10%, Perpetual 3-mo. LIBOR + 3.89%	227,250
265,000	6.50%, Perpetual 3-mo. LIBOR + 4.17%	279,575
	CIT Group Inc
95,000	5.00%, 08/15/2022	92,629
635,000	5.00%, 08/01/2023	610,940
400,000	5.25%, 03/07/2025	390,000
	CNO Financial Group Inc
475,000	5.25%, 05/30/2025	494,380
390,000	5.25%, 05/30/2029	378,783
	Credit Acceptance Corp
185,000	5.13%, 12/31/2024(c)	168,350
210,000	6.63%, 03/15/2026	198,450
	Credit Suisse Group AG(c)(e)
200,000	5.10%, Perpetual	154,500
620,000	6.25%, Perpetual	571,175
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	267,591
410,000	Equinix Inc REIT 5.38%, 05/15/2027	409,090
375,000	ESH Hospitality Inc REIT(c) 5.25%, 05/01/2025	315,000
305,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	329,053
	Freedom Mortgage Corp(c)
330,000	8.13%, 11/15/2024	265,845
445,000	8.25%, 04/15/2025	349,325
370,000	goeasy Ltd(c) 5.38%, 12/01/2024	344,914
645,000	Howard Hughes Corp(c) 5.38%, 03/15/2025	624,038
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
350,000	6.75%, 02/01/2024	337,750
220,000	4.75%, 09/15/2024	201,850
350,000	6.25%, 05/15/2026	330,750
220,000	5.25%, 05/15/2027	203,225
	Iron Mountain Inc REIT(c)
655,000	4.88%, 09/15/2027	635,350
430,000	5.25%, 03/15/2028	424,754
	iStar Inc REIT
160,000	5.25%, 09/15/2022	147,600
505,000	4.75%, 10/01/2024	424,200
510,000	4.25%, 08/01/2025	419,424
365,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(c) 4.25%, 02/01/2027	288,350
393,000	Lloyds Banking Group PLC(e) 7.50%, Perpetual	337,469
750,000	LPL Holdings Inc(c) 5.75%, 09/15/2025	720,000

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 220,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT 4.50%, 01/15/2028	$ 187,000
	Nationstar Mortgage Holdings Inc(c)
535,000	8.13%, 07/15/2023	523,123
145,000	9.13%, 07/15/2026	131,225
180,000	6.00%, 01/15/2027	153,000
640,000	Provident Funding Associates LP / PFG Finance Corp(c)(d) 6.38%, 06/15/2025	536,000
125,000	Realogy Group LLC / Realogy Co-Issuer Corp(c)(d) 9.38%, 04/01/2027	105,349
	Royal Bank of Scotland Group PLC(e)
495,000	7.50%, Perpetual	453,856
833,000	7.65%, Perpetual(b) 3-mo. LIBOR + 2.50%	1,062,075
	Springleaf Finance Corp
395,000	6.88%, 03/15/2025	397,812
240,000	7.13%, 03/15/2026	234,900
360,000	6.63%, 01/15/2028	337,104
385,000	5.38%, 11/15/2029	352,475
540,000	Starwood Property Trust Inc REIT 4.75%, 03/15/2025	475,200
9,893	Stearns Holdings LLC / Stearns Co-Issuer Inc(c) 5.00%, 11/05/2024	49,465
		19,086,691
Industrial — 10.75%
	Amsted Industries Inc(c)
320,000	5.63%, 07/01/2027	311,333
365,000	4.63%, 05/15/2030	325,763
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c)
240,000	6.00%, 02/15/2025	240,672
390,000	4.13%, 08/15/2026	388,050
1,040,000	5.25%, 08/15/2027	1,066,000
170,000	ATS Automation Tooling Systems Inc(c) 6.50%, 06/15/2023	165,325
	Berry Global Inc
340,000	5.50%, 05/15/2022	334,914
310,000	5.13%, 07/15/2023	310,682
85,000	4.50%, 02/15/2026(c)	82,765
215,000	5.63%, 07/15/2027(c)	222,121
700,000	BMC East LLC(c) 5.50%, 10/01/2024	675,500
820,000	Boise Cascade Co(c) 5.63%, 09/01/2024	776,950
	Bombardier Inc(c)
120,000	7.50%, 12/01/2024	79,500
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 425,000	7.88%, 04/15/2027	$ 293,250
373,000	Builders FirstSource Inc(c) 6.75%, 06/01/2027	365,540
314,000	CEMEX Finance LLC(c) 6.00%, 04/01/2024	270,844
	Cemex SAB de CV(c)
815,000	6.13%, 05/05/2025	723,304
270,000	5.45%, 11/19/2029	219,105
	Clean Harbors Inc(c)
300,000	4.88%, 07/15/2027	293,670
170,000	5.13%, 07/15/2029	158,100
315,000	Cornerstone Building Brands Inc(c) 8.00%, 04/15/2026	270,900
185,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	189,570
666,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	682,650
	Energizer Holdings Inc(c)
180,000	6.38%, 07/15/2026	181,800
450,000	7.75%, 01/15/2027	465,165
1,015,000	GFL Environmental Inc(c) 5.13%, 12/15/2026	989,625
710,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	694,911
545,000	Greif Inc(c) 6.50%, 03/01/2027	522,709
750,000	Itron Inc(c) 5.00%, 01/15/2026	712,500
680,000	James Hardie International Finance Designated Activity Co(c) 5.00%, 01/15/2028	642,600
	JELD-WEN Inc(c)
355,000	4.63%, 12/15/2025	312,400
310,000	4.88%, 12/15/2027	273,575
490,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	422,625
170,000	Masonite International Corp(c) 5.38%, 02/01/2028	167,076
110,000	Mauser Packaging Solutions Holding Co(c) 5.50%, 04/15/2024	101,200
150,000	Moog Inc(c) 4.25%, 12/15/2027	135,375
555,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	438,680
945,000	RBS Global Inc / Rexnord LLC(c) 4.88%, 12/15/2025	883,575
	Standard Industries Inc(c)
500,000	5.38%, 11/15/2024	480,030
50,000	6.00%, 10/15/2025	49,140
395,000	5.00%, 02/15/2027	359,450
45,000	4.75%, 01/15/2028	41,443
865,000	Stevens Holding Co Inc(c) 6.13%, 10/01/2026	854,546
400,000	Tennant Co 5.63%, 05/01/2025	385,000

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 630,000	TopBuild Corp(c) 5.63%, 05/01/2026	$ 579,600
	TransDigm Inc
105,000	6.50%, 05/15/2025	99,750
1,120,000	6.25%, 03/15/2026(c)	1,114,400
395,000	6.38%, 06/15/2026	378,213
565,000	5.50%, 11/15/2027(c)	507,087
	Trivium Packaging Finance BV(c)
330,000	5.50%, 08/15/2026	328,350
295,000	8.50%, 08/15/2027	296,475
885,000	TTM Technologies Inc(c) 5.63%, 10/01/2025	743,400
437,000	US Concrete Inc(d) 6.38%, 06/01/2024	394,580
735,000	Waste Pro USA Inc(c) 5.50%, 02/15/2026	681,933
780,000	Watco Cos LLC / Watco Finance Corp(c) 6.38%, 04/01/2023	760,500
755,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	709,700
224,000	Zekelman Industries Inc(c) 9.88%, 06/15/2023	217,280
		24,371,201
Technology — 1.98%
	Dell International LLC / EMC Corp(c)
630,000	7.13%, 06/15/2024	650,475
1,600,000	6.02%, 06/15/2026	1,702,467
210,000	Dun & Bradstreet Corp(c) 6.88%, 08/15/2026	218,400
360,000	Qorvo Inc 5.50%, 07/15/2026	376,290
256,000	Rackspace Hosting Inc(c)(d) 8.63%, 11/15/2024	227,763
1,065,000	SS&C Technologies Inc(c) 5.50%, 09/30/2027	1,098,281
205,000	Western Digital Corp 4.75%, 02/15/2026	208,383
		4,482,059
Utilities — 2.76%
	AES Corp
1,105,000	5.50%, 04/15/2025	1,082,900
665,000	5.13%, 09/01/2027	666,649
	Calpine Corp(c)
355,000	5.25%, 06/01/2026	337,250
550,000	4.50%, 02/15/2028	533,087
	NRG Energy Inc
395,000	3.75%, 06/15/2024(c)	390,997
345,000	7.25%, 05/15/2026	361,388
105,000	6.63%, 01/15/2027	109,200
275,000	5.75%, 01/15/2028	280,500
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 445,000	5.25%, 06/15/2029(c)	$ 458,350
320,000	Vistra Energy Corp(c) 8.13%, 01/30/2026	332,320
	Vistra Operations Co LLC(c)
110,000	3.55%, 07/15/2024	103,398
650,000	5.50%, 09/01/2026	669,500
265,000	5.63%, 02/15/2027	273,281
475,000	5.00%, 07/31/2027	482,125
190,000	4.30%, 07/15/2029	168,628
		6,249,573
TOTAL CORPORATE BONDS AND NOTES — 72.14% (Cost $181,212,084)		$163,485,364
CONVERTIBLE BONDS
Communications — 3.06%
365,000	Booking Holdings Inc 0.35%, 06/15/2020	403,983
768,000	DISH Network Corp 3.38%, 08/15/2026	623,502
409,000	Etsy Inc(c) 0.13%, 10/01/2026	336,663
110,000	GCI Liberty Inc(c) 1.75%, 09/30/2046	138,465
409,000	IAC Financeco 2 Inc(c) 0.88%, 06/15/2026	376,309
231,000	IAC Financeco Inc(c) 0.88%, 10/01/2022	296,651
379,000	Liberty Interactive LLC(c) 1.75%, 09/30/2046	502,645
	Liberty Media Corp
218,000	1.38%, 10/15/2023	206,010
383,000	2.75%, 12/01/2049(c)	326,753
348,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023	328,406
751,000	Okta Inc(c) 0.13%, 09/01/2025	717,674
657,000	Palo Alto Networks Inc 0.75%, 07/01/2023	634,132
496,000	Proofpoint Inc(c) 0.25%, 08/15/2024	465,620
258,000	Viavi Solutions Inc 1.00%, 03/01/2024	272,013
342,000	Vonage Holdings Corp(c) 1.75%, 06/01/2024	275,923
670,000	Wix.com Ltd(d)(i) 0.00%, 07/01/2023	660,973
309,000	Zendesk Inc 0.25%, 03/15/2023	365,051
		6,930,773
Consumer, Cyclical — 0.49%
175,000	Guess? Inc(c) 2.00%, 04/15/2024	103,303
410,000	Live Nation Entertainment Inc 2.50%, 03/15/2023	389,717

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 469,000	RH(c)(i) 0.00%, 09/15/2024	$ 342,206
374,000	Winnebago Industries Inc(c) 1.50%, 04/01/2025	280,266
		1,115,492
Consumer, Non-Cyclical — 2.88%
192,000	BioMarin Pharmaceutical Inc(d) 0.60%, 08/01/2024	201,203
575,000	Chegg Inc(c) 0.13%, 03/15/2025	543,663
257,000	CONMED Corp 2.63%, 02/01/2024	237,895
531,000	DexCom Inc 0.75%, 12/01/2023	928,268
760,000	Exact Sciences Corp 0.38%, 03/15/2027	638,570
281,000	FTI Consulting Inc 2.00%, 08/15/2023	366,504
170,000	Illumina Inc(i) 0.00%, 08/15/2023	162,700
	Insulet Corp
35,000	1.38%, 11/15/2024	64,291
589,000	0.38%, 09/01/2026(c)	595,104
313,000	Integra LifeSciences Holdings Corp(c) 0.50%, 08/15/2025	276,561
292,000	Ironwood Pharmaceuticals Inc(c) 1.50%, 06/15/2026	293,635
485,000	Jazz Investments I Ltd 1.50%, 08/15/2024	423,998
148,000	Neurocrine Biosciences Inc 2.25%, 05/15/2024	189,665
348,000	Repligen Corp 0.38%, 07/15/2024	366,589
199,000	Revance Therapeutics Inc(c) 1.75%, 02/15/2027	156,000
194,000	Sarepta Therapeutics Inc 1.50%, 11/15/2024	294,471
272,000	Teladoc Health Inc 1.38%, 05/15/2025	789,164
		6,528,281
Energy — 0.07%
134,575	CHC Group LLC / CHC Finance Ltd(i)(j) 0.00%, 10/01/2020	26,915
250,000	Cheniere Energy Inc 4.25%, 03/15/2045	122,538
116,000	Oasis Petroleum Inc 2.63%, 09/15/2023	13,326
		162,779
Financial — 1.00%
264,000	Ares Capital Corp 3.75%, 02/01/2022	237,866
Principal Amount(a)		Fair Value
Financial — (continued)
$ 276,000	AXA SA(c) 7.25%, 05/15/2021	$ 200,180
501,000	Blackstone Mortgage Trust Inc REIT 4.75%, 03/15/2023	393,285
258,000	IH Merger Sub LLC REIT 3.50%, 01/15/2022	274,831
643,000	JPMorgan Chase Financial Co LLC(c) 0.25%, 05/01/2023	593,168
651,000	Square Inc 0.13%, 03/01/2025	562,599
		2,261,929
Industrial — 0.33%
364,000	Air Transport Services Group Inc 1.13%, 10/15/2024	307,580
201,000	II-VI Inc 0.25%, 09/01/2022	184,066
266,000	Kaman Corp 3.25%, 05/01/2024	258,967
		750,613
Technology — 5.67%
	Akamai Technologies Inc
442,000	0.13%, 05/01/2025	493,284
400,000	0.38%, 09/01/2027(c)	398,381
582,000	Alteryx Inc(c) 0.50%, 08/01/2024	520,929
96,000	Atlassian Inc 0.63%, 05/01/2023	167,223
480,000	Coupa Software Inc(c) 0.13%, 06/15/2025	530,340
239,000	Cree Inc 0.88%, 09/01/2023	218,062
423,000	CyberArk Software Ltd(c)(i) 0.00%, 11/15/2024	366,475
516,000	DocuSign Inc 0.50%, 09/15/2023	724,811
459,000	Everbridge Inc(c) 0.13%, 12/15/2024	520,678
140,000	HubSpot Inc 0.25%, 06/01/2022	207,916
291,000	Inphi Corp 0.75%, 09/01/2021	424,503
481,000	j2 Global Inc(c) 1.75%, 11/01/2026	438,912
163,000	Lumentum Holdings Inc(c) 0.50%, 12/15/2026	165,853
1,457,000	Microchip Technology Inc 1.63%, 02/15/2027	1,495,383
507,000	MongoDB Inc(c) 0.25%, 01/15/2026	491,473
119,000	Nice Systems Inc 1.25%, 01/15/2024	209,663
355,000	Nuance Communications Inc 1.25%, 04/01/2025	382,260

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 216,000	Nutanix Inc(i) 0.00%, 01/15/2023	$ 175,905
455,000	ON Semiconductor Corp(d) 1.63%, 10/15/2023	451,917
144,000	Pegasystems Inc(c) 0.75%, 03/01/2025	125,843
224,000	Pluralsight Inc(c) 0.38%, 03/01/2024	164,976
145,000	RealPage Inc 1.50%, 11/15/2022	198,106
	RingCentral Inc(i)
137,000	0.00%, 03/15/2023	358,845
490,000	0.00%, 03/01/2025(c)	453,937
381,000	SailPoint Technologies Holding Inc(c) 0.13%, 09/15/2024	324,803
300,000	ServiceNow Inc(i) 0.00%, 06/01/2022	638,589
670,000	Splunk Inc 1.13%, 09/15/2025	740,350
192,000	Tabula Rasa HealthCare Inc(c) 1.75%, 02/15/2026	187,800
200,000	Talend SA(c) EUR, 1.75%, 09/01/2024	185,894
115,000	Teradyne Inc 1.25%, 12/15/2023	205,850
267,000	Twilio Inc 0.25%, 06/01/2023	372,536
180,000	Western Digital Corp 1.50%, 02/01/2024	156,568
309,000	Workday Inc 0.25%, 10/01/2022	342,217
		12,840,282
Utilities — 0.20%
476,000	NRG Energy Inc 2.75%, 06/01/2048	453,390
TOTAL CONVERTIBLE BONDS — 13.70% (Cost $33,355,104)		$31,043,539
Shares
COMMON STOCK
Communications — 0.20%
26,899	Clear Channel Outdoor Holdings Inc(k)	17,216
11,439	iHeartMedia Inc Class A(d)(k)	83,619
4,099	T-Mobile US Inc(k)	343,906
		444,741
Consumer, Cyclical — 0.09%
4,620	Live Nation Entertainment Inc(d)(k)	210,025
Shares		Fair Value
Consumer, Non-Cyclical — 0.01%
3,415	Advanz Pharma Corp Ltd(k)	$ 15,045
Energy — 0.03%
1,759	Hess Corp	58,575
		58,575
Financial — 0.16%
17,030	Ally Financial Inc	245,743
7,486	CIT Group Inc	129,208
		374,951
Industrial — 0.00%(l)
491	Tervita Corp(k)	1,211
Technology — 0.30%
8,397	Advanced Micro Devices Inc(k)	381,896
1,222	Lam Research Corp	293,280
		675,176
Utilities — 0.02%
338	Genon Energy Inc(k)	56,480
TOTAL COMMON STOCK — 0.81% (Cost $3,523,556)		$1,836,204
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.19%
11,218	International Flavors & Fragrances Inc 6.00%	433,464
Consumer, Non-Cyclical — 0.85%
4,055	Avantor Inc 6.25%	182,110
12,752	Becton Dickinson & Co 6.13%	696,967
621	Danaher Corp 4.75%	647,442
9,148	Elanco Animal Health Inc 5.00%	407,543
		1,934,062
Financial — 1.51%
797	Bank of America Corp 7.25%	1,009,018
628	Crown Castle International Corp Series A REIT 6.88%	811,906
13,057	EPR Properties Series C REIT 5.75%(d)	206,236
4,597	QTS Realty Trust Inc REIT 6.50%	594,100
618	Wells Fargo & Co 7.50%	787,221
		3,408,481

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — 0.28%
595	Fortive Corp 5.00%	$ 429,590
3,022	Stanley Black & Decker Inc 5.25%	212,235
		641,825
Technology — 0.60%
1,195	Broadcom Inc 8.00%(d)	1,118,663
5,466	Change Healthcare Inc 6.00%	234,218
		1,352,881
Utilities — 0.94%
6,962	American Electric Power Co Inc 2.95%	333,898
4,665	Essential Utilities Inc 6.00%	253,606
11,582	NextEra Energy Inc 4.87%	565,665
5,776	Sempra Energy 6.00%	540,928
9,626	Southern Co 6.75%	427,394
		2,121,491
TOTAL CONVERTIBLE PREFERRED STOCK — 4.37% (Cost $11,451,571)		$9,892,204
PREFERRED STOCK
Financial — 0.15%
16,517	GMAC Capital Trust I(b) 3-mo. LIBOR + 5.78%	338,764
TOTAL PREFERRED STOCK — 0.15% (Cost $420,546)		$338,764
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(h)(k)	22,673
TOTAL RIGHTS — 0.01% (Cost $54,164)		$22,673
GOVERNMENT MONEY MARKET MUTUAL FUNDS
228,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(m), 0.34%(n)	228,000
316,000	JPMorgan US Government Money Market Fund Capital Shares(m), 0.32%(n)	316,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.24% (Cost $544,000)		$544,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.48%
$1,913,332	Repurchase agreement (principal amount/value $1,914,876 with a maturity value of $1,914,877) with Scotia Capital (USA) Inc, 0.02%, dated 3/31/20 to be repurchased at $1,913,332 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.50% - 5.00%, 9/1/24 - 11/1/49, with a value of $1,953,175.(m)	$ 1,913,332
1,994,811	Undivided interest of 3.75% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $1,994,811 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(m)	1,994,811
1,994,811	Undivided interest of 3.75% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $1,994,811 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(m)	1,994,811

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,994,811	Undivided interest of 3.83% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $1,994,811 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(m)	$ 1,994,811
TOTAL SHORT TERM INVESTMENTS — 3.48% (Cost $7,897,765)		$7,897,765
TOTAL INVESTMENTS — 100.35% (Cost $253,784,736)		$227,412,567
OTHER ASSETS & LIABILITIES, NET — (0.35)%		$(795,666)
TOTAL NET ASSETS — 100.00%		$226,616,901
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	All or a portion of the security is on loan at March 31, 2020.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Security in bankruptcy.
(g)	Security in default.
(h)	Security is fair valued using significant unobservable inputs.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Restricted security; further details of these securities are included in a subsequent table.
(k)	Non-income producing security.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of March 31, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At March 31, 2020, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Bonds
CHC Group LLC / CHC Finance Ltd	0.00%	10/01/2020	04/05/2017	$135,389	$26,915	0.01%

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
At March 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
SSB	USD	45,776	CAD	59,400	April 15, 2020	$3,559
SSB	USD	428,396	EUR	383,400	June 17, 2020	4,331
WES	USD	3,159	CAD	4,100	April 15, 2020	245
					Net Appreciation	$8,135
Counterparty Abbreviations:
SSB	State Street Bank
WES	Westpac Banking
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$12,352,054	$—	$12,352,054
Corporate Bonds and Notes	—	163,485,306	58	163,485,364
Convertible Bonds	—	31,043,539	—	31,043,539
Common Stock	1,836,204	—	—	1,836,204
Convertible Preferred Stock	—	9,892,204	—	9,892,204
Preferred Stock	338,764	—	—	338,764
Rights	—	—	22,673	22,673
Government Money Market Mutual Funds	544,000	—	—	544,000
Short Term Investments	—	7,897,765	—	7,897,765
Total investments, at fair value:	2,718,968	224,670,868	22,731	227,412,567
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	8,135	—	8,135
Total Assets	$2,718,968	$224,679,003	$22,731	$227,420,702

March 31, 2020

(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $532,480 in forward contracts for the reporting period.

March 31, 2020